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                                                   FILED PURSUANT TO RULE 497(J)
                                                 REGISTRATION FILE NO.: 33-44782


                      MORGAN STANLEY FLEXIBLE INCOME TRUST
                           1221 Avenue of the Americas
                            New York, New York 10020


                                                              December 31, 2003



Securities and Exchange Commission
450 Fifth Street, N.W.
Washington, D.C.  20549


Re:  Morgan Stanley Flexible Income Trust
       File Number - 33-44782
       Rule 497 (j) filing

Dear Sir or Madam:

On behalf of the Registrant, the undersigned certifies that the form of Prospectus and Statement of Additional Information that would have been filed under Section 497(c) would not have differed from those contained in the text of the Registrant's most recent registration statement that was filed electronically via EDGAR with the Securities and Exchange Commission on December 29, 2003.


                                                   Very truly yours,
                                                   /s/ Lou Anne McInnis
                                                       ----------------
                                                   Lou Anne McInnis
                                                   Assistant Secretary



cc:  Larry Greene
     Barry Fink